SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to September 30, 2013, identifying those that are required to be disclosed as follows:

As of October 31, 2013, the Company received gross proceeds of $1.1 million from the sale of a portion of the freely tradable securities received as consideration in the 2013 Private Placement. On October 31, 2013, the closing price per share of such securities was $2.00.

The consolidated financial statements as of and for the year ended December 31, 2011 have been restated to reflect stock option expense of $167,880 related to a portion of an option grant which had not vested and was improperly recognized during the period.  This restatement results from the Company following the guidance of ASC 250-10, which provides accounting guidance for correction of an error.  As a result of this guidance, the Company recorded a decrease to general and administrative expense of $167,880, representing the fair value of the unvested option.

The effect of this restatement is a decrease to additional paid-in capital of $167,880 from the previously reported amount of $16,015,484, with a corresponding decrease to the previously reported amount of $(12,873,729) of deficit accumulated during the development stage for the same amount as of and for the period ended December 31, 2011. This restatement has no impact on the Company's net financial condition.  The consolidated statement of operations for the year ended December 31, 2011 and for the cumulative period June 13, 2003 (inception) to December 31, 2011 each reflect a decrease in general and administrative expense of $167,880.  The effect of this restatement on net loss is to decrease the net loss $167,880 from the previously reported amount of $(3,428,105). The effect of this restatement on loss per share is to decrease the loss from a previously reported amount of $(0.25) per share for the year ended December 31, 2011 to a revised net loss per share of $(0.24) per share.   There was no impact of the restatement on any other periods.